Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ (1,000)	$ 211
Assets:
Available-for-sale, at fair value	267,358	257,442
Mortgage servicing rights	12,415	12,738
Fair value asset derivatives	84,580	88,474
Net amounts in consolidated balance sheet, asset	17,656	22,605
Other assets, excluding derivatives	3,065	2,512
Liabilities:
Total derivative liabilities	(79,924)	(83,781)
Net amounts in consolidated balance sheet, liability	(13,920)	(18,738)
Interest rate contract [Member]
Assets:
Fair value asset derivatives	62,725	63,698
Net amounts in consolidated balance sheet, asset	6,113	7,647
Liabilities:
Total derivative liabilities	(57,977)	(60,059)
Net amounts in consolidated balance sheet, liability	(4,718)	(5,665)
Commodity contract [Member]
Assets:
Fair value asset derivatives	4,659	7,461
Net amounts in consolidated balance sheet, asset	3,661	6,228
Liabilities:
Total derivative liabilities	(5,519)	(7,702)
Net amounts in consolidated balance sheet, liability	(4,467)	(6,243)
Equity contract [Member]
Assets:
Fair value asset derivatives	7,599	9,005
Net amounts in consolidated balance sheet, asset	4,974	6,163
Liabilities:
Total derivative liabilities	(4,808)	(7,038)
Net amounts in consolidated balance sheet, liability	(2,567)	(4,193)
Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	8,947	7,404
Net amounts in consolidated balance sheet, asset	2,806	2,481
Liabilities:
Total derivative liabilities	(10,933)	(7,827)
Net amounts in consolidated balance sheet, liability	(1,965)	(2,316)
Other contract [Member]
Liabilities:
Total derivative liabilities	(58)	(44)
Net amounts in consolidated balance sheet, liability	(58)	(44)
Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	63,890	59,914
Total trading assets (excluding derivatives)	64,815	61,367
Available-for-sale, at fair value	267,358	257,442
Mortgages held for sale	13,539	15,565
Loans held for sale	0	1
Loans	5,316	5,788
Mortgage servicing rights	12,415	12,738
Fair value asset derivatives, netting	(66,924)	(65,869)
Net amounts in consolidated balance sheet, asset	17,656	22,605
Other assets, excluding derivatives	3,088	2,593
Total assets recorded at fair value	384,187	378,099
Liabilities:
Fair value liability derivatives, netting	66,004	65,043
Net amounts in consolidated balance sheet, liability	(13,920)	(18,738)
Total short sale liabilities	(15,670)	(16,100)
Other liabilities, excluding derivatives and short sale liabilities	(30)	(28)
Total liabilities recorded at fair value	(29,620)	(34,866)
Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	62,725	63,698
Liabilities:
Total derivative liabilities	(57,977)	(60,059)
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	4,659	7,461
Liabilities:
Total derivative liabilities	(5,519)	(7,702)
Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	7,599	9,005
Liabilities:
Total derivative liabilities	(4,808)	(7,038)
Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	8,947	7,404
Liabilities:
Total derivative liabilities	(10,933)	(7,827)
Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	650	906
Liabilities:
Total derivative liabilities	(629)	(1,111)
Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	(58)	(44)
Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	265,721	253,766
Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	16,826	14,392
Available-for-sale, at fair value	36,250	25,804
Liabilities:
Total short sale liabilities	(9,695)	(8,679)
U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,675	1,544
Available-for-sale, at fair value	49,990	44,944
Liabilities:
Total short sale liabilities	0	(26)
Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	689	719
Available-for-sale, at fair value	30,967	25,361
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	7,965	7,571
Available-for-sale, at fair value	15,411	14,786
Liabilities:
Total short sale liabilities	(4,209)	(5,055)
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	20,619	16,273
Available-for-sale, at fair value	127,192	136,352
Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	104,546	110,089
Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	8,558	9,269
Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	14,088	16,994
Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,005	855
Available-for-sale, at fair value	5,901	6,499
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	15	276
Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	414	662
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	5,472	5,561
Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	925	1,453
Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	10	20
Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(70)	(79)
Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	15,111	18,560
Available-for-sale, at fair value	1,637	3,676
Liabilities:
Total short sale liabilities	(1,696)	(2,261)
Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	918	1,700
Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	719	1,976
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	28,367	29,018
Total trading assets (excluding derivatives)	28,367	29,018
Available-for-sale, at fair value	34,075	22,402
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	3,790	4,194
Other assets, excluding derivatives	0	0
Total assets recorded at fair value	66,232	55,614
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(782)	(1,379)
Total short sale liabilities	(10,313)	(9,302)
Other liabilities, excluding derivatives and short sale liabilities	0	0
Total liabilities recorded at fair value	(11,095)	(10,681)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	16	27
Liabilities:
Total derivative liabilities	(41)	(29)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	3,726	4,102
Liabilities:
Total derivative liabilities	(704)	(1,290)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	48	65
Liabilities:
Total derivative liabilities	(37)	(60)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	32,922	19,982
Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	13,357	10,506
Available-for-sale, at fair value	32,868	19,899
Liabilities:
Total short sale liabilities	(8,621)	(7,043)
Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	54	83
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	0	0
Fair Value, Inputs, Level 1 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	15,010	18,512
Available-for-sale, at fair value	1,153	2,420
Liabilities:
Total short sale liabilities	(1,692)	(2,259)
Fair Value, Inputs, Level 1 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	434	468
Fair Value, Inputs, Level 1 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	719	1,952
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	35,116	30,301
Total trading assets (excluding derivatives)	36,007	31,699
Available-for-sale, at fair value	229,557	229,011
Mortgages held for sale	12,457	13,252
Loans held for sale	0	1
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	79,194	82,067
Other assets, excluding derivatives	0	0
Total assets recorded at fair value	357,215	356,030
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(77,674)	(80,166)
Total short sale liabilities	(5,357)	(6,792)
Other liabilities, excluding derivatives and short sale liabilities	0	0
Total liabilities recorded at fair value	(83,031)	(86,958)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	62,390	63,306
Liabilities:
Total derivative liabilities	(57,905)	(59,958)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	4,623	7,438
Liabilities:
Total derivative liabilities	(5,495)	(7,680)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	2,907	3,544
Liabilities:
Total derivative liabilities	(3,027)	(4,305)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	8,899	7,339
Liabilities:
Total derivative liabilities	(10,896)	(7,767)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	375	440
Liabilities:
Total derivative liabilities	(351)	(456)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	229,073	228,418
Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	3,469	3,886
Available-for-sale, at fair value	3,382	5,905
Liabilities:
Total short sale liabilities	(1,074)	(1,636)
Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,667	1,537
Available-for-sale, at fair value	48,490	42,667
Liabilities:
Total short sale liabilities	0	(26)
Fair Value, Inputs, Level 2 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	346	274
Available-for-sale, at fair value	30,402	24,274
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	7,909	7,517
Available-for-sale, at fair value	14,952	14,451
Liabilities:
Total short sale liabilities	(4,209)	(5,055)
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	20,619	16,273
Available-for-sale, at fair value	127,118	136,219
Fair Value, Inputs, Level 2 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	104,546	110,089
Fair Value, Inputs, Level 2 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	8,557	9,245
Fair Value, Inputs, Level 2 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	14,015	16,885
Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,005	776
Available-for-sale, at fair value	4,719	4,882
Fair Value, Inputs, Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	15	31
Fair Value, Inputs, Level 2 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	414	662
Fair Value, Inputs, Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,290	4,189
Fair Value, Inputs, Level 2 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	891	1,398
Fair Value, Inputs, Level 2 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	10	20
Fair Value, Inputs, Level 2 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(70)	(73)
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	101	38
Available-for-sale, at fair value	484	593
Liabilities:
Total short sale liabilities	(4)	(2)
Fair Value, Inputs, Level 2 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	484	569
Fair Value, Inputs, Level 2 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	24
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	407	595
Total trading assets (excluding derivatives)	441	650
Available-for-sale, at fair value	3,726	6,029
Mortgages held for sale	1,082	2,313
Loans held for sale	0	0
Loans	5,316	5,788
Mortgage servicing rights	12,415	12,738
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	1,596	2,213
Other assets, excluding derivatives	3,088	2,593
Total assets recorded at fair value	27,664	32,324
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(1,468)	(2,236)
Total short sale liabilities	0	(6)
Other liabilities, excluding derivatives and short sale liabilities	(30)	(28)
Total liabilities recorded at fair value	(1,498)	(2,270)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	319	365
Liabilities:
Total derivative liabilities	(31)	(72)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	36	23
Liabilities:
Total derivative liabilities	(24)	(22)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	966	1,359
Liabilities:
Total derivative liabilities	(1,077)	(1,443)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	275	466
Liabilities:
Total derivative liabilities	(278)	(655)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	(58)	(44)
Fair Value, Inputs, Level 3 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	3,726	5,366
Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	8	7
Available-for-sale, at fair value	1,500	2,277
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	343	445
Available-for-sale, at fair value	565	1,087
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	56	54
Available-for-sale, at fair value	405	252
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	74	133
Fair Value, Inputs, Level 3 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1	24
Fair Value, Inputs, Level 3 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	73	109
Fair Value, Inputs, Level 3 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	79
Available-for-sale, at fair value	1,182	1,617
Fair Value, Inputs, Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	245
Fair Value, Inputs, Level 3 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1,182	1,372
Fair Value, Inputs, Level 3 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	34	55
Fair Value, Inputs, Level 3 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	(6)
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	10
Available-for-sale, at fair value	0	663
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	663
Fair Value, Inputs, Level 3 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Collateralized Debt Obligations [Member]
Assets:
Available-for-sale, at fair value		500
Collateralized Debt Obligations [Member]
Assets:
Available-for-sale, at fair value	$ 257	$ 500